Property, Plant and Equipment - Summary of Property, Plant and Equipment - Asset Used by The Company (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 289,840,000,000
Depreciation expenses	(29,183,000,000)		$ (28,707,000,000)	$ (28,839,000,000)
Impairment losses	(112,000,000)	$ (4)	0	(299,000,000)
Ending balance	288,165,000,000	$ 9,186	289,840,000,000
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	284,715,000,000		285,085,000,000
Impairment losses	(112,000,000)		0	(299,000,000)
Ending balance	282,493,000,000		284,715,000,000	285,085,000,000
Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	940,512,000,000		940,907,000,000	938,892,000,000
Additions	27,766,000,000		28,575,000,000	30,394,000,000
Disposal	(19,542,000,000)		(28,928,000,000)	(26,459,000,000)
Effect of deconsolidation of subsidiaries	(5,000,000)
Effect of foreign exchange differences	(121,000,000)		192,000,000	(8,000,000)
Others	(804,000,000)		(234,000,000)	(1,912,000,000)
Ending balance	947,806,000,000		940,512,000,000	940,907,000,000
Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(655,797,000,000)		(655,822,000,000)	(653,563,000,000)
Depreciation expenses	(29,111,000,000)		(28,642,000,000)	(28,766,000,000)
Disposal	19,493,000,000		28,898,000,000	26,440,000,000
Effect of deconsolidation of subsidiaries	5,000,000
Impairment losses	(112,000,000)			(299,000,000)
Effect of foreign exchange differences	71,000,000		(110,000,000)	6,000,000
Others	138,000,000		(121,000,000)	360,000,000
Ending balance	(665,313,000,000)		(655,797,000,000)	(655,822,000,000)
Land [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	102,346,000,000		102,885,000,000
Ending balance	101,972,000,000		102,346,000,000	102,885,000,000
Land [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	102,346,000,000		102,885,000,000	103,664,000,000
Additions	0		0	99,000,000
Disposal	0		0	(2,000,000)
Effect of deconsolidation of subsidiaries	0
Effect of foreign exchange differences	0		0	0
Others	(374,000,000)		(539,000,000)	(876,000,000)
Ending balance	101,972,000,000		102,346,000,000	102,885,000,000
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Effect of deconsolidation of subsidiaries	0
Impairment losses	0			0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	0		0	0
Land improvements [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	205,000,000		201,000,000
Ending balance	202,000,000		205,000,000	201,000,000
Land improvements [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,749,000,000		1,709,000,000	1,675,000,000
Additions	0		0	0
Disposal	(1,000,000)		0	0
Effect of deconsolidation of subsidiaries	0
Effect of foreign exchange differences	0		0	0
Others	46,000,000		40,000,000	34,000,000
Ending balance	1,794,000,000		1,749,000,000	1,709,000,000
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,544,000,000)		(1,508,000,000)	(1,474,000,000)
Depreciation expenses	(49,000,000)		(36,000,000)	(34,000,000)
Disposal	1,000,000		0	0
Effect of deconsolidation of subsidiaries	0
Impairment losses	0			0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	(1,592,000,000)		(1,544,000,000)	(1,508,000,000)
Buildings [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	39,456,000,000		38,471,000,000
Ending balance	38,572,000,000		39,456,000,000	38,471,000,000
Buildings [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	74,178,000,000		71,755,000,000	72,530,000,000
Additions	115,000,000		176,000,000	36,000,000
Disposal	(4,000,000)		(18,000,000)	(1,000,000)
Effect of deconsolidation of subsidiaries	0
Effect of foreign exchange differences	0		0	0
Others	341,000,000		2,265,000,000	(810,000,000)
Ending balance	74,630,000,000		74,178,000,000	71,755,000,000
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(34,722,000,000)		(33,284,000,000)	(32,263,000,000)
Depreciation expenses	(1,512,000,000)		(1,467,000,000)	(1,439,000,000)
Disposal	4,000,000		17,000,000	0
Effect of deconsolidation of subsidiaries	0
Impairment losses	0			0
Effect of foreign exchange differences	0		0	0
Others	172,000,000		12,000,000	418,000,000
Ending balance	(36,058,000,000)		(34,722,000,000)	(33,284,000,000)
Computer equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,723,000,000		1,824,000,000
Ending balance	1,927,000,000		1,723,000,000	1,824,000,000
Computer equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,449,000,000		11,045,000,000	11,089,000,000
Additions	89,000,000		25,000,000	127,000,000
Disposal	(1,038,000,000)		(1,240,000,000)	(1,049,000,000)
Effect of deconsolidation of subsidiaries	0
Effect of foreign exchange differences	0		0	0
Others	796,000,000		619,000,000	878,000,000
Ending balance	10,296,000,000		10,449,000,000	11,045,000,000
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(8,726,000,000)		(9,221,000,000)	(9,554,000,000)
Depreciation expenses	(680,000,000)		(747,000,000)	(698,000,000)
Disposal	1,037,000,000		1,240,000,000	1,049,000,000
Effect of deconsolidation of subsidiaries	0
Impairment losses	0			0
Effect of foreign exchange differences	0		0	0
Others	(0)		2,000,000	(18,000,000)
Ending balance	(8,369,000,000)		(8,726,000,000)	(9,221,000,000)
Telecommunications equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	120,679,000,000		122,304,000,000
Ending balance	120,843,000,000		120,679,000,000	122,304,000,000
Telecommunications equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	718,353,000,000		721,435,000,000	720,068,000,000
Additions	193,000,000		321,000,000	106,000,000
Disposal	(17,536,000,000)		(27,010,000,000)	(24,877,000,000)
Effect of deconsolidation of subsidiaries	0
Effect of foreign exchange differences	(102,000,000)		167,000,000	(5,000,000)
Others	23,654,000,000		23,440,000,000	26,143,000,000
Ending balance	724,562,000,000		718,353,000,000	721,435,000,000
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(597,674,000,000)		(599,131,000,000)	(597,957,000,000)
Depreciation expenses	(25,827,000,000)		(25,434,000,000)	(25,704,000,000)
Disposal	17,534,000,000		27,003,000,000	24,867,000,000
Effect of deconsolidation of subsidiaries	0
Impairment losses	(112,000,000)			(299,000,000)
Effect of foreign exchange differences	68,000,000		(105,000,000)	5,000,000
Others	2,292,000,000		(7,000,000)	(43,000,000)
Ending balance	(603,719,000,000)		(597,674,000,000)	(599,131,000,000)
Transportation equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	554,000,000		395,000,000
Ending balance	557,000,000		554,000,000	395,000,000
Transportation equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,184,000,000		4,050,000,000	3,971,000,000
Additions	2,000,000		4,000,000	3,000,000
Disposal	(426,000,000)		(154,000,000)	(112,000,000)
Effect of deconsolidation of subsidiaries	(2,000,000)
Effect of foreign exchange differences	0		0	0
Others	185,000,000		284,000,000	188,000,000
Ending balance	3,943,000,000		4,184,000,000	4,050,000,000
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,630,000,000)		(3,655,000,000)	(3,673,000,000)
Depreciation expenses	(181,000,000)		(128,000,000)	(94,000,000)
Disposal	426,000,000		153,000,000	113,000,000
Effect of deconsolidation of subsidiaries	2,000,000
Impairment losses	0			0
Effect of foreign exchange differences	0		0	0
Others	(3,000,000)		0	(1,000,000)
Ending balance	(3,386,000,000)		(3,630,000,000)	(3,655,000,000)
Miscellaneous equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,179,000,000		3,068,000,000
Ending balance	3,215,000,000		3,179,000,000	3,068,000,000
Miscellaneous equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,680,000,000		12,091,000,000	11,468,000,000
Additions	147,000,000		139,000,000	243,000,000
Disposal	(537,000,000)		(506,000,000)	(418,000,000)
Effect of deconsolidation of subsidiaries	(3,000,000)
Effect of foreign exchange differences	(5,000,000)		9,000,000	(3,000,000)
Others	3,122,000,000		947,000,000	801,000,000
Ending balance	15,404,000,000		12,680,000,000	12,091,000,000
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(9,501,000,000)		(9,023,000,000)	(8,642,000,000)
Depreciation expenses	(862,000,000)		(830,000,000)	(797,000,000)
Disposal	491,000,000		485,000,000	411,000,000
Effect of deconsolidation of subsidiaries	3,000,000
Impairment losses	0			0
Effect of foreign exchange differences	3,000,000		(5,000,000)	1,000,000
Others	2,323,000,000		(128,000,000)	4,000,000
Ending balance	(12,189,000,000)		(9,501,000,000)	(9,023,000,000)
Construction in Progress and Equipment to be Accepted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,573,000,000		15,937,000,000
Ending balance	15,205,000,000		16,573,000,000	15,937,000,000
Construction in Progress and Equipment to be Accepted [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,573,000,000		15,937,000,000	14,427,000,000
Additions	27,220,000,000		27,910,000,000	29,780,000,000
Disposal	0		0	0
Effect of deconsolidation of subsidiaries	0
Effect of foreign exchange differences	(14,000,000)		16,000,000	0
Others	(28,574,000,000)		(27,290,000,000)	(28,270,000,000)
Ending balance	15,205,000,000		16,573,000,000	15,937,000,000
Construction in Progress and Equipment to be Accepted [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Effect of deconsolidation of subsidiaries	0
Impairment losses	0			0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	$ 0		$ 0	$ 0